Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following table sets forth specified executive compensation and financial performance measures for the Company’s four most recently completed fiscal years, and cumulative total shareholder return (TSR) information for the Company and a peer group for the 1-, 2-, 3- and 4-year periods commencing as of December 31, 2019, as required by Item 402(v) of Regulation S-K:

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (1)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (2) (3)	Total Shareholder Return	Peer Group Total Shareholder Return (4)	Net Income (Loss) ($ in thousands)	Operating Cash Flow ($ in millions) (5) (6)
2023	$8,284,008	$(9,501,753)	$2,901,772	$(2,575,133)	110	115	$245,952	$530.9
2022	$10,968,467	$32,675,932	$3,563,545	$9,767,320	168	113	$154,658	$332.3
2021	$8,017,005	$14,736,737	$2,696,782	$4,588,122	83	70	$(654,545)	$49.0
2020	$3,722,515	$1,228,134	$1,089,349	$710,831	51	58	$(803,692)	$86.5
(1)
The dollar amounts reported in this column represent the amount of “compensation actually paid” to our Principal Executive Officer ("PEO"), as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received. In accordance with these rules, these amounts reflect Total compensation as set forth in the Summary Compensation Table for each year, with adjustments made to 2023 Total compensation as shown below. Adjustments for prior fiscal years are reflected in the Pay Versus Performance Section of our 2023 proxy statement. The fair value of performance unit and phantom unit awards was determined based on a Monte-Carlo simulation model that takes into account expected price movement of Patterson-UTI stock as compared to peer companies and relevant market indices, as of the relevant measurement dates. Assumptions used in the Monte-Carlo simulation model include assumptions regarding volatility, the risk-free interest rate, dividend yield, and stock beta. Due to differences in measurement dates, the assumptions used in these valuations could differ materially from the assumptions used to determine the fair value as of the grant date of such awards.

Compensation Actually Paid to PEO	2023
Summary Compensation Table Total	$8,284,008
Less, value of Stock Awards reported in Summary Compensation Table	$5,930,679
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$5,200,272
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$(12,534,094)
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	$(4,521,260)
Total	$(9,501,753)

(2)
The non-PEO Named Executive Officers for each of the covered fiscal years are Messrs. Smith, Berns, Holcomb and Wexler.

(3)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the other Named Executive Officers, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by the Named Executive Officers. In accordance with these rules, these amounts reflect average Total compensation as set forth in the Summary Compensation Table for each year, with adjustments made to average 2023 Total compensation as shown below. Adjustments for prior fiscal years are reflected in the Pay Versus Performance Section of our 2023 proxy statement. The fair value of performance unit awards was determined based on a Monte-Carlo simulation model that takes into account expected price movement of Patterson-UTI stock as compared to peer companies and relevant market indices, as of the relevant measurement dates. Assumptions used in the Monte-Carlo simulation model include assumptions regarding volatility, the risk-free interest rate, dividend yield, and stock beta. Due to differences in measurement dates, the assumptions used in these valuations could differ materially from the assumptions used to determine the fair value as of the grant date of such awards.

Average Compensation Actually Paid to Other Named Executive Officers	2023
Average Summary Compensation Table Total	$2,901,772
Less, average value of Stock Awards reported in Summary Compensation Table	$1,819,821
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	$1,595,760
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	$(3,712,842)
Plus (less), average year over year change in fair value of equity awards granted in prior years that vested in the year	$(1,540,002)
Total	$(2,575,133)

(4)
The peer group used for the calculation of Peer Group Total Shareholder Return is the Oilfield Service Index(OSX).
(5)
The Company-Selected Measure is Operating Cash Flow, which is not defined by U.S. GAAP. Operating cash flow is defined herein as Adjusted EBITDA less cash capital expenditures (as adjusted for any Board-approved increase in capital expenditures after incentive plan performance targets were set) and, for 2023, as further adjusted to reduce the impact of incremental Operating Cash Flow and Adjusted EBITDA realized from the contribution of the acquired NexTier and Ulterra businesses. Adjusted EBITDA is defined herein as net income (loss) plus net interest expense, income tax expense (benefit) and depreciation, depletion, amortization and impairment expense (including impairment of goodwill), excluding any M&A related or restructuring charges (and, for 2020, excluding the impact of a $9.2 million charge to reduce the carrying value of a deposit for future sand purchases).
(6)
While SEC guidance under Item 402(v) of Regulation S-K does not permit the use of multi-year relative Total Shareholder Return as a permissible Company-Selected Measure for the table above, the Company views 3-year relative Total Shareholder Return as the most important measure used to link executive “compensation actually paid” to Company performance.

Company Selected Measure Name		Operating Cash Flow
Named Executive Officers, Footnote		(2) The non-PEO Named Executive Officers for each of the covered fiscal years are Messrs. Smith, Berns, Holcomb and Wexler.
Peer Group Issuers, Footnote		(4) The peer group used for the calculation of Peer Group Total Shareholder Return is the Oilfield Service Index(OSX).
PEO Total Compensation Amount		$ 8,284,008	$ 10,968,467	$ 8,017,005	$ 3,722,515
PEO Actually Paid Compensation Amount	[1]	$ (9,501,753)	32,675,932	14,736,737	1,228,134
Adjustment To PEO Compensation, Footnote

Compensation Actually Paid to PEO	2023
Summary Compensation Table Total	$8,284,008
Less, value of Stock Awards reported in Summary Compensation Table	$5,930,679
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$5,200,272
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$(12,534,094)
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	$(4,521,260)
Total	$(9,501,753)

Non-PEO NEO Average Total Compensation Amount	[2]	$ 2,901,772	3,563,545	2,696,782	1,089,349
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ (2,575,133)	9,767,320	4,588,122	710,831
Adjustment to Non-PEO NEO Compensation Footnote

Average Compensation Actually Paid to Other Named Executive Officers	2023
Average Summary Compensation Table Total	$2,901,772
Less, average value of Stock Awards reported in Summary Compensation Table	$1,819,821
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	$1,595,760
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	$(3,712,842)
Plus (less), average year over year change in fair value of equity awards granted in prior years that vested in the year	$(1,540,002)
Total	$(2,575,133)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Other Financial and Non-Financial Measures Used

The Company considers the following financial and non-financial measures to be the most important measures used to link executive compensation actually paid to company performance for the most recently completed fiscal year:

Most Important Measures Used to Link Executive Compensation Actually Paid to Company Performance
Absolute Total Stockholder Return
Relative Total Stockholder Return
Operating Cash Flow
Adjusted EBITDA
Health, Safety and Environmental Performance

Please see “Compensation Discussion and Analysis” elsewhere in this proxy statement for additional information regarding these measures.

Total Shareholder Return Amount		$ 110	168	83	51
Peer Group Total Shareholder Return Amount	[4]	115	113	70	58
Net Income (Loss)		$ 245,952,000	$ 154,658,000	$ (654,545,000)	$ (803,692,000)
Company Selected Measure Amount	[5],[6]	530,900,000	332,300,000	49,000,000	86,500,000
Measure:: 1
Pay vs Performance Disclosure
Name		Absolute Total Stockholder Return
Measure:: 2
Pay vs Performance Disclosure
Name		Relative Total Stockholder Return
Measure:: 3
Pay vs Performance Disclosure
Name		Operating Cash Flow
Non-GAAP Measure Description
(5)
The Company-Selected Measure is Operating Cash Flow, which is not defined by U.S. GAAP. Operating cash flow is defined herein as Adjusted EBITDA less cash capital expenditures (as adjusted for any Board-approved increase in capital expenditures after incentive plan performance targets were set) and, for 2023, as further adjusted to reduce the impact of incremental Operating Cash Flow and Adjusted EBITDA realized from the contribution of the acquired NexTier and Ulterra businesses. Adjusted EBITDA is defined herein as net income (loss) plus net interest expense, income tax expense (benefit) and depreciation, depletion, amortization and impairment expense (including impairment of goodwill), excluding any M&A related or restructuring charges (and, for 2020, excluding the impact of a $9.2 million charge to reduce the carrying value of a deposit for future sand purchases).

Measure:: 4
Pay vs Performance Disclosure
Name		Adjusted EBITDA
Measure:: 5
Pay vs Performance Disclosure
Name		Health, Safety and Environmental Performance
PEO | Adjustment to Compensation, Value of Stock Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 5,930,679
PEO | Adjustment to Compensation, Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,200,272
PEO | Adjustment to Compensation, Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(12,534,094)
PEO | Adjustment to Compensation, Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,521,260)
Non-PEO NEO | Adjustment to Compensation, Value of Stock Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,819,821
Non-PEO NEO | Adjustment to Compensation, Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,595,760
Non-PEO NEO | Adjustment to Compensation, Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,712,842)
Non-PEO NEO | Adjustment to Compensation, Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (1,540,002)

[1]	The dollar amounts reported in this column represent the amount of “compensation actually paid” to our Principal Executive Officer ("PEO"), as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received. In accordance with these rules, these amounts reflect Total compensation as set forth in the Summary Compensation Table for each year, with adjustments made to 2023 Total compensation as shown below. Adjustments for prior fiscal years are reflected in the Pay Versus Performance Section of our 2023 proxy statement. The fair value of performance unit and phantom unit awards was determined based on a Monte-Carlo simulation model that takes into account expected price movement of Patterson-UTI stock as compared to peer companies and relevant market indices, as of the relevant measurement dates. Assumptions used in the Monte-Carlo simulation model include assumptions regarding volatility, the risk-free interest rate, dividend yield, and stock beta. Due to differences in measurement dates, the assumptions used in these valuations could differ materially from the assumptions used to determine the fair value as of the grant date of such awards.
[2]	The non-PEO Named Executive Officers for each of the covered fiscal years are Messrs. Smith, Berns, Holcomb and Wexler.
[3]	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the other Named Executive Officers, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by the Named Executive Officers. In accordance with these rules, these amounts reflect average Total compensation as set forth in the Summary Compensation Table for each year, with adjustments made to average 2023 Total compensation as shown below. Adjustments for prior fiscal years are reflected in the Pay Versus Performance Section of our 2023 proxy statement. The fair value of performance unit awards was determined based on a Monte-Carlo simulation model that takes into account expected price movement of Patterson-UTI stock as compared to peer companies and relevant market indices, as of the relevant measurement dates. Assumptions used in the Monte-Carlo simulation model include assumptions regarding volatility, the risk-free interest rate, dividend yield, and stock beta. Due to differences in measurement dates, the assumptions used in these valuations could differ materially from the assumptions used to determine the fair value as of the grant date of such awards.
[4]	The peer group used for the calculation of Peer Group Total Shareholder Return is the Oilfield Service Index(OSX).
[5]	The Company-Selected Measure is Operating Cash Flow, which is not defined by U.S. GAAP. Operating cash flow is defined herein as Adjusted EBITDA less cash capital expenditures (as adjusted for any Board-approved increase in capital expenditures after incentive plan performance targets were set) and, for 2023, as further adjusted to reduce the impact of incremental Operating Cash Flow and Adjusted EBITDA realized from the contribution of the acquired NexTier and Ulterra businesses. Adjusted EBITDA is defined herein as net income (loss) plus net interest expense, income tax expense (benefit) and depreciation, depletion, amortization and impairment expense (including impairment of goodwill), excluding any M&A related or restructuring charges (and, for 2020, excluding the impact of a $9.2 million charge to reduce the carrying value of a deposit for future sand purchases).
[6]	While SEC guidance under Item 402(v) of Regulation S-K does not permit the use of multi-year relative Total Shareholder Return as a permissible Company-Selected Measure for the table above, the Company views 3-year relative Total Shareholder Return as the most important measure used to link executive “compensation actually paid” to Company performance.